Asset Retirement Obligations (Details) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Linn Energy, LLC [Member]
Future inflation factor used in the calculation of the asset retirement obligations	2.00%	2.00%	2.00%
Credit adjusted risk-free interest rate for the calculation of the asset retirement obligations	6.80%	7.50%	8.60%
Asset retirement obligations rollforward
Asset retirement obligations, beginning of the period	$ 71,142	$ 42,945
Liabilities added from acquisitions	63,663	19,853
Liabilities added from drilling	1,799	1,277
Current year accretion expense	8,550	4,140
Settlements	(3,640)	(2,218)
Revision of estimates	10,460	5,145
Asset retirement obligations, end of the period	$ 151,974	$ 71,142	$ 42,945